Stock-based Compensation (Details 2)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Details of fair value option award
Expected life (years)	6 years	5 years 3 months 18 days	5 years 4 months 24 days	5 years 1 month 6 days
Interest rate	2.30%	2.30%	2.10%	2.00%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Volatility	60.00%	62.00%	62.00%	64.00%